CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)		Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash		$ 493,359	$ 141,011
Prepaid expenses and advances		78,358	5,894
Due from optionee	[1]	0	34,267
Sales tax receivables		21,113	9,986
Other receivables		17,247	10,897
Current assets		610,077	202,055
Non-current assets
Property deposit	[2]	160,890	0
Advance to related party, Non-current	[3]	242,004	154,292
Tax deposits	[4]	41,201	41,201
Exploration and evaluation assets	[1]	167,920	167,920
Equipment	[5]	3,393	0
Investment in PorMining	[1]	0	765
Investment in AVU Kosova LLC	[6]	1
Advance to Akkerman Finland OY	[7]	491,938	491,938
Investment in Akkerman Finland OY	[7]	122,175	190,706
Assets, Noncurrent		1,229,522	1,046,822
Total assets		1,839,599	1,248,877
Current liabilities
Accounts payable and accrued liabilities		142,778	50,071
Due to related parties	[3]	150,330	75,244
Current liabilities		293,108	125,315
Non-current liabilities
Due to Sandfire MATSA	[1]	160,890	0
Non-current liabilities		160,890	0
Shareholders' equity
Share capital	[8]	11,469,934	11,167,907
Reserves	[9]	8,013,771	7,778,743
Deficit		(18,098,104)	(17,823,088)
Equity		1,385,601	1,123,562
Total shareholders' equity and liabilities		$ 1,839,599	$ 1,248,877

[1]	Note 5.
[2]	Notes 5, 6.
[3]	Note 9.
[4]	Note 6.
[5]	Note 4.
[6]	Notes 5, 7.
[7]	Note 7.
[8]	Note 8
[9]	Note 8.